Themes Copper Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Industrial Services - 1.9%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A	66,240	$ 254,303

Materials - 97.7% (a)
29Metals Ltd. (b)	1,080,781	190,811
Aeris Resources Ltd. (b)	749,098	191,895
Altius Minerals Corp.	2,948	132,034
Amarc Resources Ltd. (b)	27,012	18,094
Anglo American PLC	9,252	453,709
Antofagasta PLC	8,071	408,962
Atalaya Mining Copper, S.A.	34,872	377,681
Aurubis AG	1,130	233,953
Avino Silver & Gold Mines Ltd. (b)	23,573	149,424
BHP Group Ltd.	12,852	528,545
Boliden AB	3,621	204,197
Capstone Copper Corp. (b)	39,901	366,586
Central Asia Metals PLC	121,928	214,133
Chalice Mining Ltd. (b)	110,423	88,683
China Gold International Resources Corp. Ltd.	8,444	133,842
China Nonferrous Mining Corp. Ltd.	187,397	268,807
Cia de Minas Buenaventura SAA - ADR	4,822	141,236
Collective Mining Ltd. (b)	8,764	107,831
ERO Copper Corp. (b)	11,612	310,063
First Quantum Minerals Ltd. (b)	16,692	455,948
Freeport-McMoRan, Inc.	17,660	1,110,637
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	23,260	187,852
Glencore PLC	84,910	578,689
GoldMining, Inc. (b)	75,192	67,862
Hillgrove Resources Ltd. (b)	974,873	35,772
Hot Chili Ltd. (b)	66,378	91,454
Hudbay Minerals, Inc.	23,896	564,268
Imperial Metals Corp. (b)	40,301	175,895
Ivanhoe Electric, Inc. (b)	16,050	154,240
Ivanhoe Mines Ltd. - Class A (b)	45,333	355,120
Jiangxi Copper Co. Ltd. - Class A	49,600	316,515
Jiujiang Defu Technology Co. Ltd. - Class A	23,100	489,718
Lundin Mining Corp.	17,916	436,578
LunR Royalties Corp. (b)	12,664	168,764
Mitsubishi Materials Corp.	4,100	108,807
MMG Ltd. (b)	261,925	231,773
NGEx Minerals Ltd. (b)	14,195	254,024
Nittetsu Mining Co. Ltd.	14,000	198,124
Power Metallic Mines, Inc. (b)	99,237	79,068
Sandfire Resources Ltd. (b)	22,378	297,318
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	104,200	116,249
Solaris Resources, Inc. (b)	27,741	233,351
Southern Copper Corp.	2,308	402,108
Talon Metals Corp. (b)	27,224	108,263
Teck Resources Ltd. - Class B	7,159	426,385
Trekor Metals Ltd. (b)	51,592	355,769
US Goldmining, Inc. (b)	12,205	99,227
WA1 Resources Ltd. (b)	11,601	91,564
		12,711,828
TOTAL COMMON STOCKS (Cost $13,115,907)		12,966,131

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	20,266		20,266
TOTAL MONEY MARKET FUNDS (Cost $20,266)			20,266

TOTAL INVESTMENTS - 99.8% (Cost $13,136,173)			12,986,397
Other Assets in Excess of Liabilities - 0.2%		0.00233	30,273
TOTAL NET ASSETS - 100.0%			$ 13,016,670

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Copper Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 12,966,131	$ –	$ –	$ 12,966,131
Money Market Funds	20,266	–	–	20,266
Total Investments	$ 12,986,397	$ –	$ –	$ 12,986,397

Refer to the Schedule of Investments for further disaggregation of investment categories.